Segmental analysis - Adjusted profit reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Profit before tax	$ 18,906	$ 8,777	$ 13,347
– impairment of goodwill and other intangible assets	(587)	(41)	(7,349)
– impairment of goodwill (share of profit in associates and joint ventures)5	0	(462)	0
Goodwill | The Saudi British Bank
Disclosure of operating segments [line items]
– impairment of goodwill and other intangible assets	(462)
Computer software
Disclosure of operating segments [line items]
Impairment	1,347
Operating segments
Disclosure of operating segments [line items]
Profit before tax	21,916	12,271	22,681
Significant items
Disclosure of operating segments [line items]
Profit before tax	(3,010)	(3,505)	(9,094)
– customer redress programmes (revenue)	11	(21)	(163)
– disposals, acquisitions and investment in new businesses (revenue)	0	(10)	768
– fair value movements on financial instruments	(242)	264	84
– restructuring and other related costs (revenue)	(307)	(170)	0
– costs of structural reform	0	0	(158)
– customer redress programmes (operating expenses)	(49)	54	(1,281)
– impairment of goodwill and other intangible assets	(587)	(1,090)	(7,349)
– past service costs of guaranteed minimum pension benefits equalisation	0	(17)	0
– restructuring and other related costs (operating expenses)4	(1,836)	(1,908)	(827)
– settlements and provisions in connection with legal and other regulatory matters	0	(12)	61
– currency translation on significant items		(133)	(229)
Impairment loss tangible assets	197
Significant items | Computer software
Disclosure of operating segments [line items]
Impairment	189
Currency translation
Disclosure of operating segments [line items]
Profit before tax		$ 11	$ (240)